Fair Value Measurements (Fair Value Option Disclosures) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, unpaid principal balance (UPB)	$ 3,318	$ 2,585	$ 1,380	$ 1,378
Total assets at fair value	3,432	2,652	1,407	1,379
Assets, fair value over/(under) UPB	114	67	27	1
Long-term debt, fair value		0	(84)
DOJ Agreement
Fair Value, Option, Quantitative Disclosures [Line Items]
Litigation settlement payment amount	118	118
DOJ Agreement | Subsequent Payments
Fair Value, Option, Quantitative Disclosures [Line Items]
Litigation settlement payment amount	118
Loans held-for-sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, unpaid principal balance (UPB)	3,219	2,452	1,144	1,110
Total assets at fair value	3,352	2,541	1,196	1,141
Assets, fair value over/(under) UPB	133	89	52	31
Loans held-for-investment
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, unpaid principal balance (UPB)	99	133	236	268
Total assets at fair value	80	111	211	238
Assets, fair value over/(under) UPB	(19)	(22)	(25)	(30)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Liabilities, unpaid principal balance (UPB)		0	(88)	(117)
Long-term debt, fair value		0	(84)	(106)
Liabilities, fair value over/(under) UPB		0	4	11
DOJ Agreement
Fair Value, Option, Quantitative Disclosures [Line Items]
Liabilities, unpaid principal balance (UPB)		(118)	(118)	(118)
Long-term debt, fair value		(84)	(82)	(93)
Liabilities, fair value over/(under) UPB		34	36	25
DOJ litigation settlement
Fair Value, Option, Quantitative Disclosures [Line Items]
Liabilities, unpaid principal balance (UPB)	(118)	(118)
Long-term debt, fair value	(60)	(84)
Liabilities, fair value over/(under) UPB	58	34
Nonperforming
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, unpaid principal balance (UPB)	20	22	11	11
Total assets at fair value	14	10	5	4
Assets, fair value over/(under) UPB	(6)	(12)	(6)	(7)
Nonperforming | Loans held-for-sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, unpaid principal balance (UPB)	2	1	0	0
Total assets at fair value	2	0	0	0
Assets, fair value over/(under) UPB	0	(1)	0	0
Nonperforming | Loans held-for-investment
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, unpaid principal balance (UPB)	18	21	11	11
Total assets at fair value	12	10	5	4
Assets, fair value over/(under) UPB	(6)	(11)	(6)	(7)
Performing
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, unpaid principal balance (UPB)	3,298	2,563	1,369	1,367
Total assets at fair value	3,418	2,642	1,402	1,375
Assets, fair value over/(under) UPB	120	79	33	8
Performing | Loans held-for-sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, unpaid principal balance (UPB)	3,217	2,451	1,144	1,110
Total assets at fair value	3,350	2,541	1,196	1,141
Assets, fair value over/(under) UPB	133	90	52	31
Performing | Loans held-for-investment
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, unpaid principal balance (UPB)	81	112	225	257
Total assets at fair value	68	101	206	234
Assets, fair value over/(under) UPB	$ (13)	$ (11)	$ (19)	$ (23)